Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments are as follows (in thousands):

	Successor
	March 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial liabilities:
Notes payable	$22,269	$22,269	$13,248	$13,248
8 1/2% Senior Notes due 2020	$325,000	$351,000	$325,000	$338,000

The estimated fair values of financial instruments are as follows (in thousands):

	Successor		Predecessor
	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial liabilities:
Notes payable	$13,248	$13,248	$74,009	$74,009
8 1/2% Senior Notes due 2020	$325,000	$338,000	$—	$—
Senior Secured Term Loan due 2015	$—	$—	$206,000	$235,000
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

Fair Value Of Debt

The following table represents a reconciliation of the beginning and ending balance for the Company’s Level 3 fair value measurements:

Notes Payable
(in thousands)
Fair Value at December 31, 2012	$13,248
Repayments of principal(1)	(12,976)
Borrowings of principal(2)	21,997
Increase in value during the period	—

Fair Value at March 31, 2013	$22,269

(1)	Represents the actual amount of principal repaid
(2)	Represents the actual amount of principal borrowed

The following table represents a reconciliation of the beginning and ending balance for the Company’s Level 3 fair value measurements:

	Notes Payable	Senior Secured Term Loan
	(in thousands)
Fair Value at December 31, 2011 (Predecessor)	$74,009	$235,000
Change in balance related to plan of reorganization(1)	—	—
Repayments of principal(2)	(74,009)	(235,000)
Borrowings of principal(3)	13,248	—
Increase in value during the period	—	—

Fair Value at December 31, 2012 (Successor)	$13,248	$—

(1)	Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.
(2)	Represents the actual amount of principal repaid
(3)	Represents the actual amount of principal borrowed

Summary Of Fair-Value Measurements Of Non-Financial Assets

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.